Guarantor and Non-Guarantor Financial Statements Guarantor and Non-Guarantor Financial Statements (Tables)	3 Months Ended
Mar. 31, 2012
Guarantor and Non-Guarantor Financial Statement [Abstract]
Schedule of Condensed Financial Statements [Table Text Block]
CONDENSED CONSOLIDATING BALANCE SHEETS
March 31, 2012

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$5.0	$71.6	$0.7	$—	$77.3
Receivables:
Trade, less allowance for doubtful receivables	—	125.8	4.3	—	130.1
Intercompany receivables	—	—	2.9	(2.9)	—
Other	—	0.9	0.4	—	1.3
Inventories	—	189.4	8.8	—	198.2
Prepaid expenses and other current assets	—	74.5	0.8	—	75.3
Total current assets	5.0	462.2	17.9	(2.9)	482.2
Investments in and advances to unconsolidated affiliates	1,111.9	7.3	—	(1,119.2)	—
Property, plant, and equipment — net	—	358.8	12.0	—	370.8
Long-term intercompany receivables	—	22.3	2.5	(24.8)	—
Net asset in respect of VEBA(s)	—	213.4	—	—	213.4
Deferred tax assets — net	—	178.9	(0.6)	8.6	186.9
Intangible assets — net	—	36.8	—	—	36.8
Goodwill	—	37.2	—	—	37.2
Other assets	41.0	18.9	3.1	—	63.0
Total	$1,157.9	$1,335.8	$34.9	$(1,138.3)	$1,390.3
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$0.1	$57.0	$8.3	$—	$65.4
Intercompany payable	—	2.9	—	(2.9)	—
Accrued salaries, wages, and related expenses	—	29.2	2.4	—	31.6
Other accrued liabilities	4.1	37.1	1.4	—	42.6
Payable to affiliate	—	22.4	—	—	22.4
Long-term debt-current portion	—	1.7	—	—	1.7
Total current liabilities	4.2	150.3	12.1	(2.9)	163.7
Net liability in respect of VEBA	—	20.4	—	—	20.4
Long-term intercompany payable	22.0	2.5	0.3	(24.8)	—
Long-term liabilities	44.6	53.7	17.8	—	116.1
Cash convertible senior notes	149.8	—	—	—	149.8
Other long-term debt	—	3.0	—	—	3.0
Total liabilities	220.6	229.9	30.2	(27.7)	453.0

Total stockholders’ equity	937.3	1,105.9	4.7	(1,110.6)	937.3
Total	$1,157.9	$1,335.8	$34.9	$(1,138.3)	$1,390.3
CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2011

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$5.0	$43.0	$1.8	$—	$49.8
Receivables:
Trade, less allowance for doubtful receivables	—	96.0	2.9	—	98.9
Intercompany receivables	—	2.3	0.2	(2.5)	—
Other	—	0.8	0.4	—	1.2
Inventories	—	196.6	9.1	—	205.7
Prepaid expenses and other current assets	6.9	71.0	1.0	—	78.9
Total current assets	11.9	409.7	15.4	(2.5)	434.5
Investments in and advances to unconsolidated affiliates	1,036.9	5.8	—	(1,042.7)	—
Property, plant, and equipment — net	—	355.9	11.9	—	367.8
Long-term intercompany receivables	—	22.0	2.5	(24.5)	—
Net asset in respect of VEBA(s)	—	144.7	—	—	144.7
Deferred tax assets — net	—	218.9	(0.6)	8.6	226.9
Intangible assets — net	—	37.2	—	—	37.2
Goodwill	—	37.2	—	—	37.2
Other assets	50.2	19.2	2.9	—	72.3
Total	$1,099.0	$1,250.6	$32.1	$(1,061.1)	$1,320.6
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$57.1	$5.1	$—	$62.2
Intercompany payable	—	0.2	2.3	(2.5)	—
Accrued salaries, wages, and related expenses	—	28.7	2.2	—	30.9
Other accrued liabilities	2.2	38.0	0.8	—	41.0
Payable to affiliate	—	14.4	—	—	14.4
Long-term debt-current portion	—	1.3	—	—	1.3
Total current liabilities	2.2	139.7	10.4	(2.5)	149.8
Net liability in respect of VEBA	—	20.6	—	—	20.6
Long-term intercompany payable	22.0	2.5	—	(24.5)	—
Long-term liabilities	54.0	53.5	18.5	—	126.0
Cash convertible senior notes	148.0		—	—	148.0
Other long-term debt	—	3.4	—	—	3.4
Total liabilities	226.2	219.7	28.9	(27.0)	447.8

Total stockholders’ equity	872.8	1,030.9	3.2	(1,034.1)	872.8
Total	$1,099.0	$1,250.6	$32.1	$(1,061.1)	$1,320.6

CONDENSED STATEMENT OF CONSOLIDATING COMPREHENSIVE INCOME
Quarter Ended March 31, 2012

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$355.5	$32.6	$(22.7)	$365.4
Costs and expenses:
Cost of products sold:
Cost of products sold, excluding depreciation, amortization and other items	—	287.4	29.9	(22.3)	295.0
Depreciation and amortization	—	6.1	0.2	—	6.3
Selling, administrative, research and development, and general	0.5	17.7	—	(0.3)	17.9
Total costs and expenses	0.5	311.2	30.1	(22.6)	319.2
Operating (loss) income	(0.5)	44.3	2.5	(0.1)	46.2
Other (expense) income:
Interest expense	(4.0)	(0.1)	—	—	(4.1)
Other income (expense), net	0.5	0.2	—	—	0.7
Income before income taxes	(4.0)	44.4	2.5	(0.1)	42.8
Income tax provision	—	(16.8)	(0.7)	1.2	(16.3)
Earnings in equity of subsidiaries	30.5	1.7	—	(32.2)	—
Net income	$26.5	$29.3	$1.8	$(31.1)	$26.5

Comprehensive income (loss)	$27.6	$30.7	$1.5	$(32.2)	$27.6
CONDENSED STATEMENT OF CONSOLIDATING COMPREHENSIVE INCOME
Quarter Ended March 31, 2011

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$312.9	$35.0	$(25.3)	$322.6
Costs and expenses:
Cost of products sold:
Cost of products sold, excluding depreciation, amortization and other items	—	272.6	33.1	(24.8)	280.9
Depreciation and amortization	—	6.1	0.2	—	6.3
Selling, administrative, research and development, and general	0.4	13.8	1.9	(0.5)	15.6
Total costs and expenses	0.4	292.5	35.2	(25.3)	302.8
Operating (loss) income	(0.4)	20.4	(0.2)	—	19.8
Other (expense) income:
Interest expense	(3.8)	(0.7)	—	—	(4.5)
Other income (expense), net	1.6	0.1	—	—	1.7
Income before income taxes	(2.6)	19.8	(0.2)	—	17.0
Income tax provision	—	(7.0)	(0.4)	1.2	(6.2)
Earnings in equity of subsidiaries	13.4	(0.6)	—	(12.8)	—
Net income (loss)	$10.8	$12.2	$(0.6)	$(11.6)	$10.8

Comprehensive income (loss)	$11.2	$12.9	$(0.9)	$(12.0)	$11.2
CONDENSED STATEMENTS OF CONSOLIDATING CASH FLOWS
Quarter Ended March 31, 2012

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Net cash provided by operating activities	$0.1	$35.7	$(0.8)	$—	$35.0
Cash flows from investing activities:
Capital expenditures	—	(8.7)	(0.3)	—	(9.0)
Change in restricted cash	6.9	0.3	—	—	7.2
Net cash used in investing activities	6.9	(8.4)	(0.3)	—	(1.8)
Cash flows from financing activities:
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	—	1.3	—	—	1.3
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	(2.1)	—	—	—	(2.1)
Cash dividend paid to stockholders	(4.9)	—	—	—	(4.9)
Net cash (used in) provided by financing activities	(7.0)	1.3	—	—	(5.7)
Net increase (decrease) in cash and cash equivalents during the period	—	28.6	(1.1)	—	27.5
Cash and cash equivalents at beginning of period	5.0	43.0	1.8	—	49.8
Cash and cash equivalents at end of period	$5.0	$71.6	$0.7	$—	$77.3

CONDENSED STATEMENTS OF CONSOLIDATING CASH FLOWS
Quarter Ended March 31, 2011

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Net cash provided by operating activities	$5.8	$10.2	$(0.2)	$—	$15.8
Cash flows from investing activities:
Capital expenditures	—	(5.8)	(0.4)	—	(6.2)
Cash payment for acquisition of manufacturing facility and related assets (net of $4.9 of cash received in connection with the acquisition in 2011)	—	(83.2)	—	—	(83.2)
Net cash used in investing activities	—	(89.0)	(0.4)	—	(89.4)
Cash flows from financing activities:
Repayment of promissory notes	—	(0.3)	—	—	(0.3)
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	(1.1)	—	—	—	(1.1)
Cash dividend paid to stockholders	(4.7)	—	—	—	(4.7)
Net cash used in financing activities	(5.8)	(0.3)	—	—	(6.1)
Net decrease in cash and cash equivalents during the period	—	(79.1)	(0.6)	—	(79.7)
Cash and cash equivalents at beginning of period	5.0	129.6	1.0	—	135.6
Cash and cash equivalents at end of period	$5.0	$50.5	$0.4	$—	$55.9